OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
NOTE 5     -   OTHER CURRENT LIABILITIES

A.	Consists of:

	As of December 31,
	2 0 1 3	2 0 1 2

Accrued salaries and fringe benefits	$6,659	$4,824
Accrued warranty costs (See B below)	2,402	1,994
Governmental institutions	1,783	1,356
Other	604	270
	$11,448	$8,444

B.	Accrued warranty costs:

The Company provides standard warranty coverage on its systems. Parts and labor are covered under the terms of the warranty agreement. The Company accounts for the estimated warranty cost as a charge to costs of revenues when revenue is recognized.

The following table provides the changes in the product warranty accrual for the fiscal years ended December 31, 2013 and 2012:

	As of December 31,
	2 0 1 3	2 0 1 2

Balance as of beginning of year	$1,994	$2,044
Services provided under warranty	(2,086)	(2,100)
Changes in provision	2,494	2,050
Balance as of end of year	$2,402	$1,994